Goodwill and Intangible Assets - Schedule of Finite-Lived and Indefinite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying	$ 4,085,840	$ 4,037,677
Finite-lived intangible assets, gross carrying	2,605,840	2,557,677
Accumulated amortization	1,053,044	857,081
Accumulated impairment charge	(580,000)	580,000
Finite-lived intangible assets, Net Carrying Value	1,552,796	1,700,596
Net carrying value	$ 2,452,796	$ 2,600,596
Client Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	14 years	14 years
Finite-lived intangible assets, gross carrying	$ 2,455,360	$ 2,408,573
Accumulated amortization	977,140	798,153
Finite-lived intangible assets, Net Carrying Value	$ 1,478,220	$ 1,610,420
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	8 years	8 years
Finite-lived intangible assets, gross carrying	$ 134,220	$ 132,844
Accumulated amortization	66,209	52,485
Finite-lived intangible assets, Net Carrying Value	$ 68,011	$ 80,359
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	5 years	5 years
Finite-lived intangible assets, gross carrying	$ 10,160	$ 10,160
Accumulated amortization	5,989	3,957
Finite-lived intangible assets, Net Carrying Value	$ 4,171	$ 6,203
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	5 years	5 years
Finite-lived intangible assets, gross carrying	$ 6,100	$ 6,100
Accumulated amortization	3,706	2,486
Finite-lived intangible assets, Net Carrying Value	2,394	3,614
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible, gross carrying	1,480,000	1,480,000
Indefinite-lived intangible, accumulated amortization	0	0
Indefinite-lived intangible, accumulated impairment Charge	580,000	580,000
Indefinite-lived intangible, net carrying value	$ 900,000	$ 900,000